INCOME TAXES - Reconciliation between Income Tax Expense (Benefit) and Actual Provision for Income Taxes (Detail)	1 Months Ended	12 Months Ended
	Mar. 16, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
PRC statutory income tax	25.00%	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes		5.70%	5.60%	18.10%
Permanent differences		(28.00%)	(8.40%)	(32.10%)
Tax exemption and tax relief granted to PRC subsidiaries		(0.90%)	(8.00%)	(1.00%)
Effect on deferred taxes due to changes in tax rates under the new law for certain subsidiaries		(0.80%)	(8.80%)	(3.50%)
Effective Income Tax Rate Reconciliation		1.00%	23.00%	6.50%